CAPITAL SECURITIES - Cash Flows from Financing Activities from Capital Securities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Capital Securities [Roll Forward]
Capital securities, beginning of period	$ 1,406	$ 2,829
Capital securities issued	35	79
Capital securities redeemed	(55)	(1)
Non-cash changes in capital securities:
Fair value changes	15	(112)
Foreign currency translations	5	3
Capital securities, end of period	1,326	1,406
India REIT
Non-cash changes in capital securities:
Deconsolidation	0	(1,392)
Capital Securities – Fund Subsidiaries
Capital Securities [Roll Forward]
Capital securities, beginning of period	81
Non-cash changes in capital securities:
Capital securities, end of period	0	81
Opportunistic Fund Investments
Non-cash changes in capital securities:
Reclassification of Opportunistic Fund Investments to liabilities associated with assets held for sale	$ (80)	$ 0